Accounts Receivable and Notes Receivable - Accounts Receivable (Details) - TOI Parent Inc. - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable and Notes Receivable
Accounts Receivable	$ 22,256,605	$ 17,145,910	$ 14,616,261
Oral drug accounts receivable
Accounts Receivable and Notes Receivable
Accounts Receivable	2,668,582	2,307,872	1,179,311
Capitated accounts receivable
Accounts Receivable and Notes Receivable
Accounts Receivable	663,562	353,250	96,000
FFS accounts receivable
Accounts Receivable and Notes Receivable
Accounts Receivable	14,355,205	10,962,394	10,904,721
Clinical trials accounts receivable
Accounts Receivable and Notes Receivable
Accounts Receivable	1,947,626	1,718,846	1,743,661
Other trade receivables
Accounts Receivable and Notes Receivable
Accounts Receivable	$ 2,621,630	$ 1,803,548	$ 692,568